John L. Reizian
Vice President and Associate General Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103-1105
Telephone: (860) 466-1539
Facsimile:  (860) 466-2550
John.Reizian@LFG.com

May 4, 2010

U. S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC  20549-0506

Re:      Lincoln Life Flexible Premium Variable Life Account K
The Lincoln National Life Insurance Company
File No. 033-76432; 811-08412; CIK: 0000920370
Rule 497 (j) Filing, Form S-6

To the Commission:

On behalf of The Lincoln National Life Insurance Company and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933.

Lincoln, as Registrant, hereby certifies that the form of Prospectus for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(c), does not differ from the form of Prospectus contained in the most recent post-effective amendment filed electronically on April 22, 2010.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel